Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of entities

Entity	Summary description
Biodexa Pharmaceuticals PLC	Ultimate holding company
Biodexa Australia PTY Limited	Trading company
Biodexa Limited	Trading company
Biodexa Ireland Limited	Trading company
Biodexa Pharmaceuticals (Wales) Limited	Trading company
Biodexa US, Inc	Trading company
Haaland UK Limited	Dormant
PharMida AG	Dormant

Schedule of FAP project

	31 December 2025 £’000	31 December 2024 £’000
Prepayments*	2,842	6,114
Accrued revenue	-	-
Deferred revenue	571	1,468

*	prepayment reflects only the escrow account balance

Schedule of intangibles assets useful economic lives

Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

Schedule of depreciation rates of property, plant and equipment

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship